OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Interest expense to related party (see Note 8)	$ (2,601)	$ (2,321)	$ (2,185)
Interest income (expense) related to uncertain tax positions (see Note 11)			280
Interest expense and other bank charges	$ (1,374)	$ (1,064)	(1,063)
Amortization of deferred financing costs			(123)
Interest income	$ 169	$ 104	26
Foreign currency gain (loss)	3,066	3,749	(951)
Other income (expense)	(20)	(20)	29
Total other income (expense), net	$ (760)	$ 448	$ (3,987)